REVERSE ACQUISITION	12 Months Ended
Nov. 30, 2019
Reverse Acquisition [Abstract]
REVERSE ACQUISITION

3. REVERSE ACQUISITION

As described in Note 1, on August 9, 2018, pursuant to an Arrangement between LBIX and Liquid Canada, LBIX acquired all of the issued and outstanding shares of Liquid Canada. The former shareholders of Liquid Canada received an aggregate of 1,288,497 common shares of LBIX for all of the outstanding common shares of Liquid Canada.  LBIX shareholders retained 560,410 common shares on completion of the transaction and the former LBIX stock option holders were granted 117,000 stock options.

The transaction constituted a reverse acquisition of LBIX and had been accounted for as a reverse acquisition transaction in accordance with the guidance provided under IFRS 2, Share-based Payment and IFRS 3, Business Combinations. As LBIX did not qualify as a business according to the definition in IFRS 3, Business Combination, this reverse acquisition did not constitute a business combination; rather the transaction was accounted for as an asset acquisition by the issuance of shares of the Company, for the net assets of LBIX and its public listing.  Accordingly, the transaction had been accounted for at the fair value of the equity instruments granted by the shareholders of Liquid Canada to the shareholders and option holders of LBIX. The sum of the fair value of the consideration paid (based on the fair value of the LBIX shares just prior to the reverse acquisition) less the LBIX net assets acquired, has been recognized as a listing expense in profit or loss for the year ended November 30, 2018.

For accounting purposes, Liquid Canada was treated as the accounting parent company (legal subsidiary) and LBIX had been treated as the accounting subsidiary (legal parent) in these consolidated financial statements. As Liquid Canada was deemed to be the acquirer for accounting purposes, its assets, liabilities and operations since incorporation are included in these consolidated financial statements at their historical carrying value. The results of operations of LBIX are included in these consolidated financial statements from the date of the reverse acquisition of August 9, 2018.

The following represents management's estimate of the fair value of the LBIX net assets acquired as at August 9, 2018 as a result of the reverse acquisition and is subject to final valuation adjustments.

Total
$
Cost of acquisition:
Shares retained by public company shareholders - 560,410 shares at US$5.85 x 1.3047	4,277,319
Fair value of stock options	96,303
4,373,622

Allocated as follows:
Cash	4,769
Restricted cash	574,510
Prepaid expenses	37,132
Receivables	124,561
Liabilities	(497,907)
243,065
Allocated to listing expense	4,130,557
4,373,622

Stock options granted were valued using the Black Scholes model using the following assumptions:  risk free rate of 2.09%, volatility of 127%, dividend yield of $Nil, and expected life of 0.94 years.

Within the liabilities assumed as part of the Arrangement, the Company has $nil of liabilities attributable to discontinued operations of LBIX as at November 30, 2019 (2018 - $250,000) as part of the disposal of LBIX’s legacy beverage assets.  Upon consolidation, these liabilities were included in accounts payable and accrued liabilities.

During the year ended November 30, 2019, the Company incurred costs of $192,601 (2018 - $359,590; 2017 - $362,655) related to the reverse acquisition that were recorded as project investigation costs.